Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable, gross	$ 1,774,792	$ 1,065,607
Less: allowance for doubtful accounts
Accounts receivable, net	$ 1,774,792	$ 1,065,607